Schedule of Investments (unaudited) July 31, 2020	iShares® MSCI USA ESG Select ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Air Freight & Logistics — 1.9%
Expeditors International of Washington Inc.	358,683	$30,312,300

Auto Components — 0.1%
Aptiv PLC	25,223	1,961,088

Automobiles — 1.0%
Tesla Inc.(a)	10,676	15,274,794

Banks — 0.6%
KeyCorp	149,239	1,792,361
PNC Financial Services Group Inc. (The)	37,099	3,957,350
SVB Financial Group(a)	13,100	2,937,937

		8,687,648

Beverages — 2.3%
Coca-Cola Co. (The)	269,170	12,715,591
PepsiCo Inc.	175,674	24,183,283

		36,898,874

Biotechnology — 3.3%
AbbVie Inc.	93,926	8,914,517
Amgen Inc.	52,752	12,906,832
Biogen Inc.(a)	13,946	3,830,827
Gilead Sciences Inc.	171,867	11,949,912
Vertex Pharmaceuticals Inc.(a)	51,216	13,930,752

		51,532,840

Building Products — 2.5%
Johnson Controls International PLC	724,435	27,876,259
Owens Corning	45,208	2,733,728
Trane Technologies PLC	80,679	9,025,559

		39,635,546

Capital Markets — 4.3%
Bank of New York Mellon Corp. (The)	134,719	4,829,676
BlackRock Inc.(b)	53,402	30,706,684
Franklin Resources Inc.	114,680	2,414,014
Invesco Ltd.	190,435	1,911,967
Moody’s Corp.	8,524	2,397,801
Northern Trust Corp.	193,665	15,173,653
S&P Global Inc.	7,244	2,537,211
State Street Corp.	99,033	6,317,315
T Rowe Price Group Inc.	14,996	2,070,948

		68,359,269

Chemicals — 2.3%
Axalta Coating Systems Ltd.(a)	121,170	2,689,974
Ecolab Inc.	129,838	24,290,093
International Flavors & Fragrances Inc.	54,888	6,913,144
Mosaic Co. (The)	131,250	1,767,937

		35,661,148

Communications Equipment — 1.0%
Cisco Systems Inc.	344,380	16,220,298

Consumer Finance — 1.2%
Ally Financial Inc.	206,968	4,160,057
American Express Co.	165,195	15,415,997

		19,576,054

Containers & Packaging — 0.2%
Amcor PLC(a)	291,773	3,005,262

Diversified Telecommunication Services — 0.7%
Liberty Global PLC, Class C, NVS(a)	223,167	5,079,281

Security	Shares	Value
Diversified Telecommunication Services (continued)
Verizon Communications Inc.	102,542	$5,894,114

		10,973,395

Electric Utilities — 2.2%
Eversource Energy	198,130	17,845,569
Southern Co. (The)	27,695	1,512,424
Xcel Energy Inc.	209,052	14,432,950

		33,790,943

Electronic Equipment, Instruments & Components — 0.8%
Keysight Technologies Inc.(a)	37,255	3,721,402
TE Connectivity Ltd.	58,189	5,182,894
Trimble Inc.(a)	97,486	4,339,102

		13,243,398

Energy Equipment & Services — 0.5%
Baker Hughes Co.	465,229	7,206,397

Entertainment — 0.9%
Electronic Arts Inc.(a)	19,508	2,762,723
Netflix Inc.(a)	8,748	4,276,722
Walt Disney Co. (The)	66,980	7,832,641

		14,872,086

Equity Real Estate Investment Trusts (REITs) — 3.4%
American Tower Corp.	19,152	5,006,141
Equinix Inc.	16,647	13,075,886
Healthpeak Properties Inc.	321,815	8,782,331
Iron Mountain Inc.	131,366	3,703,208
Prologis Inc.	185,222	19,526,103
Ventas Inc.	61,497	2,359,025
Welltower Inc.	30,502	1,633,687

		54,086,381

Food Products — 2.7%
Bunge Ltd.	237,041	10,297,061
Campbell Soup Co.	135,430	6,713,265
General Mills Inc.	175,180	11,083,638
Kellogg Co.	198,624	13,703,070

		41,797,034

Health Care Equipment & Supplies — 2.0%
Dentsply Sirona Inc.	33,698	1,502,931
DexCom Inc.(a)	4,907	2,137,195
Edwards Lifesciences Corp.(a)	122,125	9,575,821
Hologic Inc.(a)	45,133	3,149,381
IDEXX Laboratories Inc.(a)(c)	22,285	8,863,859
ResMed Inc.	18,330	3,712,008
West Pharmaceutical Services Inc.	12,060	3,242,572

		32,183,767

Health Care Providers & Services — 3.2%
Cardinal Health Inc.	159,680	8,721,722
DaVita Inc.(a)	31,333	2,738,191
HCA Healthcare Inc.	27,119	3,434,350
Henry Schein Inc.(a)(c)	320,230	22,009,408
Humana Inc.	12,323	4,836,161
Quest Diagnostics Inc.	66,612	8,464,387

		50,204,219

Health Care Technology — 0.2%
Teladoc Health Inc.(a)	14,305	3,399,297

Hotels, Restaurants & Leisure — 0.7%
Darden Restaurants Inc.	44,506	3,378,005
Hilton Worldwide Holdings Inc.	32,232	2,419,012
Royal Caribbean Cruises Ltd.	44,498	2,167,498

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® MSCI USA ESG Select ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Vail Resorts Inc.(c)	15,605	$2,996,628

		10,961,143

Household Products — 3.2%
Clorox Co. (The)	40,084	9,480,267
Colgate-Palmolive Co.	94,166	7,269,615
Kimberly-Clark Corp.	60,955	9,267,598
Procter & Gamble Co. (The)	185,518	24,325,120

		50,342,600

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	205,820	3,134,639

Industrial Conglomerates — 1.9%
3M Co.	200,281	30,136,282

Insurance — 2.4%
Marsh & McLennan Companies Inc.	232,438	27,102,271
Prudential Financial Inc.	87,720	5,558,816
Travelers Companies Inc. (The)	46,433	5,312,864

		37,973,951

Interactive Media & Services — 5.9%
Alphabet Inc., Class A(a)	29,203	43,452,604
Alphabet Inc., Class C, NVS(a)	19,101	28,326,019
Facebook Inc., Class A(a)	84,782	21,506,650

		93,285,273

Internet & Direct Marketing Retail — 0.3%
MercadoLibre Inc.(a)	2,682	3,016,231
Wayfair Inc., Class A(a)	8,542	2,272,941

		5,289,172

IT Services — 6.1%
Accenture PLC, Class A	207,420	46,623,868
International Business Machines Corp.	102,265	12,572,459
Mastercard Inc., Class A	42,199	13,019,657
Okta Inc.(a)	9,834	2,173,117
PayPal Holdings Inc.(a)	53,932	10,574,447
Square Inc., Class A(a)	17,396	2,258,871
Twilio Inc., Class A(a)	8,826	2,448,509
Visa Inc., Class A	34,619	6,591,458

		96,262,386

Leisure Products — 0.3%
Hasbro Inc.	58,581	4,262,354

Life Sciences Tools & Services — 3.2%
Agilent Technologies Inc.	256,454	24,704,214
Mettler-Toledo International Inc.(a)	14,607	13,657,545
Waters Corp.(a)	55,951	11,925,955

		50,287,714

Machinery — 3.9%
Caterpillar Inc.	71,792	9,539,721
Cummins Inc.	165,993	32,079,807
Xylem Inc./NY	271,888	19,842,386

		61,461,914

Media — 0.1%
Omnicom Group Inc.	26,457	1,421,535

Multi-Utilities — 1.2%
CMS Energy Corp.	150,614	9,666,406
Consolidated Edison Inc.	38,124	2,929,067
Public Service Enterprise Group Inc.	73,970	4,137,882

Security	Shares	Value
Multi-Utilities (continued)
Sempra Energy	23,031	$2,866,438

		19,599,793

Multiline Retail — 0.1%
Target Corp.	14,849	1,869,192

Oil, Gas & Consumable Fuels — 1.2%
ConocoPhillips	235,770	8,815,440
Hess Corp.	143,508	7,062,029
ONEOK Inc.	97,037	2,708,303

		18,585,772

Pharmaceuticals — 1.7%
Merck & Co. Inc.	190,096	15,253,303
Zoetis Inc.	80,404	12,195,679

		27,448,982

Professional Services — 0.2%
IHS Markit Ltd.	37,700	3,043,521

Real Estate Management & Development — 0.8%
CBRE Group Inc., Class A(a)	282,787	12,388,898

Road & Rail — 0.7%
CSX Corp.	20,996	1,497,854
Kansas City Southern	31,540	5,420,149
Norfolk Southern Corp.	17,147	3,295,825

		10,213,828

Semiconductors & Semiconductor Equipment — 4.2%
Applied Materials Inc.	169,804	10,923,491
Intel Corp.	250,019	11,933,407
Lam Research Corp.	6,711	2,531,121
NVIDIA Corp.	62,173	26,398,034
Texas Instruments Inc.	106,252	13,552,443

		65,338,496

Software — 11.5%
Adobe Inc.(a)	37,415	16,624,233
Autodesk Inc.(a)	63,758	15,074,304
Cadence Design Systems Inc.(a)	68,957	7,533,552
Intuit Inc.	37,324	11,434,954
Microsoft Corp.	375,816	77,046,038
salesforce.com Inc.(a)	219,806	42,829,199
ServiceNow Inc.(a)	8,166	3,586,507
Splunk Inc.(a)	10,501	2,203,320
VMware Inc., Class A(a)	17,631	2,472,043
Workday Inc., Class A(a)	8,960	1,621,043

		180,425,193

Specialty Retail — 4.9%
Best Buy Co. Inc.	237,856	23,688,079
Home Depot Inc. (The)	119,760	31,795,082
Lowe’s Companies Inc.	51,348	7,646,231
Tiffany & Co.	106,899	13,400,859

		76,530,251

Technology Hardware, Storage & Peripherals — 6.7%
Apple Inc.	220,385	93,672,441
Hewlett Packard Enterprise Co.	823,798	8,130,886
HP Inc.	207,624	3,650,030

		105,453,357

Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica Inc.(a)	7,232	2,354,667
Nike Inc., Class B	59,246	5,783,002

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® MSCI USA ESG Select ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	54,856	$3,311,108

		11,448,777

Trading Companies & Distributors — 0.2%
WW Grainger Inc.	7,388	2,523,224

Total Common Stocks — 99.6% (Cost: $1,245,574,322)		1,568,570,285

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(b)(d)(e)	15,180,693	15,197,391
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(b)(d)	4,300,000	4,300,000

		19,497,391

Total Short-Term Investments — 1.3% (Cost: $19,494,462)		19,497,391

Total Investments in Securities — 100.9% (Cost: $1,265,068,784)		1,588,067,676

Other Assets, Less Liabilities — (0.9)%		(13,549,702)

Net Assets — 100.0%		$1,574,517,974

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$22,720,423	$—		$(7,524,187	)(a)	$33,447	$ (32,292)	$15,197,391	15,180,693	$48,086	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,410,000	1,890,000	(a)	—		—	—	4,300,000	4,300,000	1,278		—
BlackRock Inc.	29,633,413	2,424,445		(5,393,322)		373,820	3,668,328	30,706,684	53,402	191,896		—

						$407,267	$3,636,036	$50,204,075		$241,260		$—

(b) All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(a) Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	34	09/18/20	$5,548	$283,875

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® MSCI USA ESG Select ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,568,570,285	$—	$—	$1,568,570,285
Money Market Funds	19,497,391	—	—	19,497,391

	$1,588,067,676	$—	$—	$1,588,067,676

Derivative financial instruments(a)
Assets
Futures Contracts	$283,875	$—	$—	$283,875

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4